Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	0.92%	0.79%	2.53%
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 53,100,000
Fair Value as a % of Trust Capital	24.56%
Fair Value	$ 53,154,967
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 50,710,000
Fair Value as a % of Trust Capital	23.44%
Fair Value	$ 50,718,914
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 44,260,000
Fair Value as a % of Trust Capital	20.51%
Fair Value	$ 44,373,243
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 47,220,000
Fair Value as a % of Trust Capital	21.92%
Fair Value	$ 47,445,955
U.S. Treasury notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 68,100,000
Fair Value as a % of Trust Capital		28.32%
Fair Value		$ 68,149,213
U.S. Treasury notes, 0.250%, 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 50,710,000
Fair Value as a % of Trust Capital		21.09%
Fair Value		$ 50,747,636
U.S. Treasury notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,260,000
Fair Value as a % of Trust Capital		21.74%
Fair Value		$ 52,296,745
U.S. Treasury notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 47,220,000
Fair Value as a % of Trust Capital		19.64%
Fair Value		$ 47,241,212
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 74,100,000
Fair Value as a % of Trust Capital			25.77%
Fair Value			$ 74,276,567
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 50,710,000
Fair Value as a % of Trust Capital			17.65%
Fair Value			$ 50,881,344
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 78,060,000
Fair Value as a % of Trust Capital			27.16%
Fair Value			$ 78,282,593
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 73,220,000
Fair Value as a % of Trust Capital			25.43%
Fair Value			$ 73,288,644
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	90.43%	90.79%	96.01%
Fair Value	$ 195,693,079	$ 218,434,806	$ 276,729,148